GENERAL (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended				12 Months Ended
	Feb. 19, 2025	Jan. 31, 2025	Aug. 03, 2023	Apr. 19, 2024	Nov. 15, 2023	Mar. 30, 2023	Feb. 28, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 19, 2024	Dec. 31, 2018
Accumulated deficit								$ 106,287	$ 106,948
Net cash used in operating activities								1,294	2,367	$ 4,654
Cash, cash equivalents and restricted cash								3,538	$ 5,577	$ 4,505	$ 4,604
Net working capital								22,398
Amount of secured financing													$ 20,000
Remaining available secured financing											6,000
Amount raised from private equity placement							$ 5,848
Gross proceeds of subordinated debt							12,000				$ 12,000
Amount of direct offering cost			$ 2,750	$ 2,900	$ 2,000	$ 2,400
Warrant issued purchase of ordinary shares			33,050	143,695	54,050	24,250
Pre-funded warrant issued purchase of ordinary shares			128,715	262,114	183,596	51,631
Warrants exercise price			$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002						$ 0.0002
Concurrent private placement of warrant to purchase ordinary shares			161,765	405,808	475,291	75,881
Concurrent private placement of exercise price			$ 17	$ 7.6	$ 10	$ 33.2
Promissory notes [Member]
Gross proceeds of subordinated debt							$ 1,600
Subsequent Event [Member]
Amount of direct offering cost	$ 8,200	$ 6,000
Warrant issued purchase of ordinary shares	931,099	545,454
Concurrent private placement of warrant to purchase ordinary shares	698,324
Concurrent private placement of exercise price	$ 13.5
Secured Credit Facility [Member] | Fortress Investment Group [Member]
Remaining available secured financing								$ 6,000